Financial Instruments - Fair Values and Risk Management - Summary of Financial Assets and Financial Liabilities Denominated in Foreign Currency (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	€ 33,610	€ 54,475
Total financial assets	85,675	116,629
Long-term borrowings	12,153	11,483
Lease liabilities	62,327	51,849	€ 57,138
Total financial liabilities	197,882	211,179
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	23,353	25,055
Cash and cash equivalents	29,471	45,820
Total financial assets	52,824	70,875
Long-term borrowings	293	461
Lease liabilities	43,152	35,602
Bank overdraft and short-term borrowings	8,826	14,668
Trade payables	23,278	27,169
Total financial liabilities	€ 75,549	€ 77,900